CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands		Total		Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Balances at Dec. 31, 2011		$ 9,391		$ 14	$ 218,055	$ (208,678)
Balances (in shares) at Dec. 31, 2011				139,255
Stock issuances		2,707			2,707	0
Stock issuances (in shares)				740
Warrant exercise		32,183		$ 3	32,180	0
Warrant exercise (in shares)				26,304
Stock-based compensation		$ 3,556		$ 0	3,556	0
Stock-based compensation (in shares)				50
Shares issued to settle severance liabilities and stock in lieu of cash compensation (in shares)		330,000
Net Loss		$ (22,853)		$ 0	0	(22,853)
Balances at Dec. 31, 2012		24,984		$ 17	256,498	(231,531)
Balances (in shares) at Dec. 31, 2012				166,349
Stock issuances				$ 0	0	0
Stock issuances (in shares)				0
Warrant exercise		7,005		$ 0	7,005	0
Warrant exercise (in shares)				5,859
Stock-based compensation		7,824		$ 0	7,824	0
Stock-based compensation (in shares)				176
Net Loss		(32,834)		$ 0	0	(32,834)
Balances at Dec. 31, 2013		6,979	[1]	$ 17	271,327	(264,365)
Balances (in shares) at Dec. 31, 2013				172,384
Stock issuances		9,975		$ 2	9,973	0
Stock issuances (in shares)				16,287
Warrant exercise		4,168		$ 0	4,168	0
Warrant exercise (in shares)				4,168
Stock-based compensation		6,560		$ 0	6,560	0
Stock-based compensation (in shares)				223
Other change	[2]	0		$ 0	0	0
Other change (in shares)	[2]			(15)
Net Loss		(38,517)		$ 0	0	(38,517)
Balances at Dec. 31, 2014		(10,835)	[3]	$ 1	292,046	(302,882)
Balances (in shares) at Dec. 31, 2014				7,722,000
Stock issuances		2,514		$ 0	2,514	0
Stock issuances (in shares)				2,014,000
Warrant exercise		389		$ 0	389	0
Warrant exercise (in shares)				196,000
Stock-based compensation		581		$ 0	581	0
Stock-based compensation (in shares)				0
Shares issued to settle severance liabilities and stock in lieu of cash compensation		1,876		$ 0	1,876	0
Shares issued to settle severance liabilities and stock in lieu of cash compensation (in shares)				942,000
Deemed dividend		0		$ 0	210	(210)
Net Loss		(4,022)		0	0	(4,022)
Balances at Sep. 30, 2015		$ (9,497)	[3]	$ 1	$ 297,616	$ (307,114)
Balances (in shares) at Sep. 30, 2015				10,874,000

[1]	Class A, convertible, $.01 par value, 4,000 shares authorized, no shares issued or outstanding; Series B, convertible; $.01 par value 15,000 shares authorized, no shares issued or outstanding.
[2]	In January 2014, 15,230 shares that had been previously issued in the name of the Company were transferred back to the Company’s authorized but unissued share account. As a result, the Company’s issued and authorized shares were decreased by 15,230 shares and it’s authorized but unissued shares were increased by a corresponding amount. The 15,230 shares had been issued to the Company in connection with the conversion of preferred shares in an earlier time period and were not needed to be continued to be held in the Company’s name.
[3]	Class A, convertible, $0.01 par value, 4,000 shares authorized, no shares issued or outstanding; Series B, convertible, $0.01 par value, 15,000 shares authorized, no shares issued or outstanding;